Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Condensed Financial Statements of Parent Company

Balance Sheets

	December 31,
(in thousands)	2011	2010
Assets
Cash	$19,641	$26,237
Investment in subsidiaries:
Banking subsidiary	221,578	203,623
Non-banking subsidiaries	1,200	1,400
Other assets	2,321	4,119
Total assets	$244,740	$235,379
Liabilities
Long-term debt	$24,200	$29,400
Other liabilities	520	628
Total liabilities	24,720	30,028
Stockholders' Equity
Preferred stock - Series A noncumulative; $10.00 par value;
(1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized;
(issued and outstanding shares 2011: 14,125,346; 2010: 13,748,384)	14,125	13,748
Surplus	156,184	151,545
Retained earnings	45,497	45,288
Accumulated other comprehensive income (loss)	3,814	(5,630)
Total stockholders' equity	220,020	205,351
Total liabilities and stockholders' equity	$244,740	$235,379

Statements of Operations

	Years Ended December 31,
(in thousands)	2011	2010	2009
Income
Dividends from bank subsidiary	$—	$—	$2,818
Interest income	122	124	124
Debt prepayment charge	(75)	—	—
	47	124	2,942
Expenses
Interest expense	2,611	2,645	2,645
Other	2,293	1,149	1,668
	4,904	3,794	4,313
Loss before income tax benefit and equity in undistributed net income of subsidiaries	(4,857)	(3,670)	(1,371)
Income tax benefit	1,651	1,248	1,466
	(3,206)	(2,422)	95
Equity in undistributed net income (loss) of bank subsidiary	3,495	(1,915)	(1,993)
Net income (loss)	$289	$(4,337)	$(1,898)

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2011	2010	2009
Operating Activities
Net income (loss)	$289	$(4,337)	$(1,898)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of financing costs	8	8	8
Stock-based compensation	1,250	1,244	1,439
Debt prepayment charge	75	—	—
(Decrease) increase in other liabilities	(108)	(4,742)	4,325
Decrease (increase) in other assets	1,990	610	(4,350)
Equity in undistributed net (income) loss of bank subsidiary	(3,495)	1,915	1,993
Net cash (used in) provided by operating activities	9	(5,302)	1,517
Investing Activities
Investment in bank subsidiary	(5,052)	(4,478)	(48,970)
Net cash used by investing activities	(5,052)	(4,478)	(48,970)
Financing Activities
Proceeds from common stock options exercised	—	78	633
Proceeds from issuance of common stock under stock purchase plan	3,802	3,156	1,174
Repayment of long-term debt	(5,275)	—	—
Proceeds from issuance of common stock in connection with stock offering	—	—	77,792
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	(1,553)	3,154	79,519
(Decrease) increase in cash and cash equivalents	(6,596)	(6,626)	32,066
Cash and cash equivalents at beginning of the year	26,237	32,863	797
Cash and cash equivalents at end of year	$19,641	$26,237	$32,863